Share capital and share premium account (Tables)	12 Months Ended
Dec. 31, 2018
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Summary of Share Capital and Share Premium

	Ordinary Shares of 25p each		Share premium
	Number	£m	£m
Share capital authorised
At 31 December 2016	10,000,000,000	2,500
At 31 December 2017	10,000,000,000	2,500
At 31 December 2018	10,000,000,000	2,500

Share capital issued and fully paid
At 1 January 2016	5,361,307,647	1,340	2,831
Issued under employee share schemes	7,008,415	2	87
Ordinary shares acquired by ESOP Trusts	—	—	36

At 31 December 2016	5,368,316,062	1,342	2,954
Issued under employee share schemes	4,237,758	1	55
Ordinary shares acquired by ESOP Trusts	—	—	10

At 31 December 2017	5,372,553,820	1,343	3,019
Issued under employee share schemes	6,513,804	2	72

At 31 December 2018	5,379,067,624	1,345	3,091

Summary of Share Capital

	31 December 2018	31 December 2017
	000	000
Number of shares issuable under employee share schemes	56,723	38,647

Number of unissued shares not under option	4,564,209	4,588,799